UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund:    BlackRock California Municipal Income Trust (BFZ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:    Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:    (800) 882-0052, Option 4

Date of fiscal year end:    10/31/2008

Date of reporting period:    11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)
	Face
	Amount	Municipal Bonds		Value
California - 132.5%	$24,500	Anaheim, California, Public Financing Authority, Lease Revenue Bonds
		(Public Improvements Project), Sub-Series C, 5.67% due 9/01/2031 (e)(o)		$7,575
	6,070	Anaheim, California, Public Financing Authority, Lease Revenue Bonds
		(Public Improvements Project), Sub-Series C, 5.58% due 9/01/2032 (e)(o)		1,786
	5,000	California County Tobacco Securitization Agency, Tobacco Revenue Bonds
		(Stanislaus County Tobacco Funding Corporation), Series A, 5.875% due 6/01/2043		4,916
	10,000	California Educational Facilities Authority Revenue Bonds (Stanford University),
		Series Q, 5.25% due 12/01/2032		10,381
	4,890	California Health Facilities Financing Authority Revenue Bonds (Kaiser
		Permanente), Series A, 5.40% due 5/01/2028 (j)		4,971
	3,000	California Health Facilities Financing Authority Revenue Bonds (Valleycare
		Medical Center), Series A, 5.375% due 5/01/2012 (i)		3,332
	15,250	California Infrastructure and Economic Development Bank Revenue Bonds (J.
		David Gladstone Institute Project), 5.25% due 10/01/2034		15,476
	13,500	California Infrastructure and Economic Development Bank Revenue Bonds
		(Kaiser Hospital Assistance I-LLC), Series A, 5.55% due 8/01/2031		13,860
	2,290	California Pollution Control Financing Authority, Solid Waste Disposal Revenue
		Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025		2,270
	10,000	California State Department of Water Resources, Power Supply Revenue Bonds,
		Series A, 5.375% due 5/01/2012 (i)		11,219
	5,000	California State, GO, Refunding, 5% due 6/01/2037		5,007
	10,000	California State, Various Purpose, GO, 5.50% due 11/01/2033		10,554
	5,500	California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35% due 12/01/2021 (h)		5,517
	5,000	California State, Veterans, GO, Refunding, AMT, Series BZ, 5.375% due 12/01/2024 (h)		5,013
	4,000	California Statewide Communities Development Authority Revenue Bonds
		(Daughters of Charity National Health System), Series A, 5.25% due 7/01/2030		3,882
	7,000	California Statewide Communities Development Authority Revenue Bonds
		(Kaiser Permanente), Series B, 5.25% due 3/01/2045		7,027
Portfolio Abbreviations
To simplify the listings of BlackRock California Municipal Income Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds

BlackRock California Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$10,000	California Statewide Communities Development Authority Revenue Bonds
	(Sutter Health), Series B, 5.625% due 8/15/2042	$10,316
1,815	Chino Basin, California, Regional Financing Authority, Revenue Refunding
	Bonds (Inland Empire Utility Agency), Series A, 5% due 11/01/2038 (a)	1,843
5,065	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
	Series B, 5% due 12/01/2027	5,120
4,395	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
	Series D, 5% due 12/01/2027	4,442
6,000	El Monte, California, COP (Department of Public Social Services Facility Project
	- Phase II), 5.25% due 1/01/2034 (a)	6,079
7,485	Elk Grove, California, Unified School District, Special Tax Bonds (Community
	Facilities District Number 1), 5.60% due 12/01/2029 (a)(o)	2,260
7,485	Elk Grove, California, Unified School District, Special Tax Bonds (Community
	Facilities District Number 1), 5.60% due 12/01/2030 (a)(o)	2,139
7,485	Elk Grove, California, Unified School District, Special Tax Bonds (Community
	Facilities District Number 1), 5.60% due 12/01/2031 (a)(o)	2,022
1,100	Etiwanda School District, California, Public Financing Authority, Local Agency
	Revenue Refunding Bonds, 5% due 9/15/2032 (b)	1,133
5,000	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, 5.064% due 7/15/2026	4,724
5,000	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, 6.10% due 1/15/2033	1,152
5,000	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, 6.10% due 1/15/2034	1,083
13,445	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds,
	6.20% due 1/15/2035	2,741
1,000	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, 6.10% due 1/15/2038	169
10,030	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, 5.75% due 1/15/2040	10,111
2,000	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series A-1, 6.625% due 6/01/2013 (i)	2,356
8,500	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series B, 5.50% due 6/01/2013 (i)	9,546
5,800	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series B, 5.625% due 6/01/2013 (i)	6,550
5,000	Huntington Beach, California, Union High School District, GO (Election of
	2004), 5.02% due 8/01/2033 (c)(o)	1,367

BlackRock California Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$4,965	Irvine, California, Mobile Home Park Revenue Bonds (Meadows Mobile Home
	Park), Series A, 5.70% due 3/01/2028	$4,897
7,700	Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6% due 8/01/2012 (i)	8,938
2,855	Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project), 5.90% due 6/01/2027	2,856
5,140	Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project), 6% due 6/01/2035	5,119
985	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.59% due 8/01/2035 (k)(o)	227
1,030	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.60% due 8/01/2036 (k)(o)	224
1,080	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.61% due 8/01/2037 (k)(o)	222
1,125	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.62% due 8/01/2038 (k)(o)	218
1,175	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.63% due 8/01/2039 (k)(o)	215
1,230	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.64% due 8/01/2040 (k)(o)	212
1,285	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.65% due 8/01/2041 (k)(o)	209
1,340	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.66% due 8/01/2042 (k)(o)	206
1,400	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.67% due 8/01/2043 (k)(o)	203
1,465	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.68% due 8/01/2044 (k)(o)	200
4,110	Los Angeles, California, Regional Airports Improvement Corporation, Lease
	Revenue Bonds (American Airlines Inc.), AMT, Series C, 7.50% due 12/01/2024	4,326
5,000	Los Angeles, California, Unified School District, GO, Refunding, Series A-1, 4.50% due 1/01/2028 (h)	4,859
8,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
	Series A, 5% due 7/01/2037	8,366
1,000	Palm Springs, California, Mobile Home Park Revenue Bonds (Sahara Mobile
	Home Park), Series A, 5.625% due 5/15/2026	1,004
5,550	Palomar Pomerado Health Care District, California, GO (Election of 2004),
	Series A, 5.125% due 8/01/2037 (h)	5,768
4,000	Rancho Cucamonga, California, Community Facilities District, Special Tax
	Bonds, Series A, 6.50% due 9/01/2033	4,095
15,500	Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Bonds
	(Rancho Redevelopment Project), 5.125% due 9/01/2030 (h)	15,603
1,905	Richmond, California, Wastewater Revenue Bonds, 5.62% due 8/01/2031 (c)(j)(o)	614
9,000	San Diego, California, Community College District, GO (Election of 2006), 5% due 8/01/2032 (e)	9,439
6,500	San Francisco, California, City and County Airport Commission, International
	Airport Revenue Refunding Bonds, AMT, Second Series, Issue 27A, 5.25% due 5/01/2031 (h)	6,557
7,500	San Francisco, California, City and County Redevelopment Agency, Community
	Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.25% due 8/01/2033	7,599
1,775	San Francisco, California, City and County Redevelopment Agency, Community
	Facilities District Number 1, Special Tax Bonds (Mission Bay South Public
	Improvements Project), Series B, 6.125% due 8/01/2031	1,787

BlackRock California Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$2,880	San Jose, California, M/F Housing Revenue Bonds (Lenzen Affordable Housing
		Project), AMT, Series B, 5.45% due 2/20/2043 (d)(g)	$2,892
	3,595	San Jose, California, M/F Housing Revenue Bonds (Villages Parkway Senior
		Apartments Housing Project), AMT, Series D, 5.50% due 4/01/2034 (f)	3,626
	1,715	Santa Clara County, California, Housing Authority, M/F Housing Revenue
		Bonds (John Burns Gardens Apartments Project), AMT, Series A, 5.85% due 8/01/2031	1,769
	1,235	Santa Clara County, California, Housing Authority, M/F Housing Revenue
		Bonds (Rivertown Apartments Project), AMT, Series A, 6% due 8/01/2041	1,276
	3,075	Santa Clarita, California, Community Facilities District Number 02-1, Special
		Tax Refunding Bonds (Valencia Town Center Project), 5.85% due 11/15/2032	2,996
	2,000	Upland, California, Unified School District, GO, 5.125% due 8/01/2025 (e)	2,138
	2,245	Val Verde, California, Unified School District Financing Authority, Special Tax
		Refunding Bonds, Junior Lien, 6.25% due 10/01/2028	2,291
Puerto Rico - 9.7%	10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due 7/01/2012 (i)	11,206
	10,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
		Bonds, Series E, 5.70% due 2/01/2010 (i)	10,627
		Total Municipal Bonds (Cost - $307,096) - 142.2%	320,723
		Corporate Bonds
Multi-State - 9.8%	7,000	Charter Mac Equity Issuer Trust, 6.30% due 6/30/2049 (n)	7,314
	4,000	Charter Mac Equity Issuer Trust, 6.80% due 11/30/2050	4,373
	7,000	MuniMae TE Bond Subsidiary LLC, 6.30% due 6/30/2049 (n)	7,258
	3,000	MuniMae TE Bond Subsidiary LLC, 6.80% due 6/30/2050 (n)	3,226
		Total Corporate Bonds (Cost - $21,000) - 9.8%	22,171
	Shares
	Held	Short-Term Securities
	11,182	CMA California Municipal Money Fund, 2.12% (l)(m)	11,182
		Total Short-Term Securities (Cost - $11,182) - 5.0%	11,182
		Total Investments (Cost - $339,278*) - 157.0%	354,076
		Other Assets Less Liabilities - 1.5%	3,486
		Preferred Shares, at Redemption Value - (58.5%)	(132,004)
		Net Assets Applicable to Common Shares - 100.0%	$225,558

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$339,155
Gross unrealized appreciation	$15,750
Gross unrealized depreciation	(829)
Net unrealized appreciation	$14,921

BlackRock California Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
(a)	AMBAC Insured.
(b)	Assured Guaranty Insured.
(c)	FGIC Insured.
(d)	FHA Insured.
(e)	FSA Insured.
(f)	FNMA Collateralized.
(g)	GNMA Collateralized.
(h)	MBIA Insured.
(i)	Prerefunded.
(j)	Escrowed to maturity.
(k)	XL Capital Insured.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of

Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net	Dividend
Affiliate	Activity	Income

CMA California Municipal Money Fund	4,338	$62

(m)	Represents the current yield as of January 31, 2008.
(n)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(o)	Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Income Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: March 24, 2008